FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	June 30, 2014
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$26,311	$-	$26,311
Foreign debt securities (1)	-	2,076	-	2,076

	$-	$28,387	$-	$28,387

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$73,465	$-	$73,465
Foreign debt securities (1)	-	3,721	-	3,721

	$-	$77,186	$-	$77,186

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

	June 30, 2014
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$184	$184

Total	$-	$-	$184	$184

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,024	$1,024

Total	$-	$-	$1,024	$1,024

Schedule of Significant Observable Inputs

	Fair Value at
	June 30, 2014	June 30, 2013	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Range (Weighted Average)

	(Dollars in Thousands)
Impaired loans	$184	$1,024	Appraisal of collateral [1]	Discounted appraisal [2]	0% / 0%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level III inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions. The range and weighted average of appraisal adjustments are presented as a percentage of the appraisals.